Condensed Financial Information of the Parent Company (Unaudited) - Schedule of Parent Company Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (6,187,511)	$ 365,091	$ (58,327)
Adjustments to reconcile net income to cash used in operating activities:
Equity loss (income) of subsidiaries	3,214,613	(869,028)	(370,919)
Incentive plans	2,387,941
Prepayments	222,556		(1,940,031)
Other payables and accrued liabilities	(3,089,675)
Net cash provided by (used in) operating activities	(3,452,076)	(503,937)	(2,369,277)
Cash flows from financing activities:
Amounts advanced from (paid to) related parties	407,758	498,401	429,245
Proceeds from private placement	2,000,000
Net cash provided by (used in) financing activities	2,407,758	498,401	429,245
Effect of exchange rate change on cash	237,597	(86,450)
Net (decrease) increase in cash	(806,721)	(91,986)	(1,940,032)
Cash at beginning of the year	1,047,028	1,139,014	3,079,046
Cash at end of the year	$ 240,307	$ 1,047,028	$ 1,139,014